General and Administrative Expenses - Summary of General and Administrative Expenses (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature [abstract]
Profit sharing	R$ 79,872	R$ 98,970	R$ 37,198